Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geographic Information (Details) [Line Items]
Revenues	$ 382,903	$ 325,674	$ 289,707
Sales [Member]
Geographic Information (Details) [Line Items]
Percentage of revenues from major customers	10.00%	10.00%	10.00%
CANADA
Geographic Information (Details) [Line Items]
Revenues	$ 571	$ 476	$ 649
UK, Israel and Other European [Member]
Geographic Information (Details) [Line Items]
Revenues	$ 40,828	$ 41,051	$ 38,815